Earnings Per Share (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Jul. 25, 2014	Apr. 25, 2014	Jan. 24, 2014	Oct. 25, 2013	Jul. 26, 2013	Apr. 26, 2013	Jan. 25, 2013	Oct. 26, 2012	Jul. 27, 2012	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012
Numerator:
Net earnings	$ 871	$ 448	$ 762	$ 902	$ 953	$ 969	$ 988	$ 646	$ 864	$ 3,065	$ 3,467	$ 3,617
Denominator
Basic weighted average shares outstanding (shares)	992.6				1,009.7					1,002.1	1,019.3	1,053.9
Effect of dilutive securities:
Employee stock options (shares)	7.5				6.6
Employee restricted stock units (shares)	5.0				4.8
Other (shares)	0.1				0.1
Diluted weighted average shares outstanding	1,005.2				1,021.2					1,013.6	1,027.5	1,059.9
Basic earnings per share:
Net earnings (usd per share)	$ 0.88	$ 0.45	$ 0.76	$ 0.90	$ 0.94	$ 0.96	$ 0.98	$ 0.63	$ 0.84	$ 3.06	$ 3.40	$ 3.43
Diluted earnings per share:
Net earnings (usd per share)	$ 0.87	$ 0.44	$ 0.75	$ 0.89	$ 0.93	$ 0.95	$ 0.97	$ 0.63	$ 0.83	$ 3.02	$ 3.37	$ 3.41
Stock Options
Diluted earnings per share:
Antidilutive securities excluded from computation of earnings per share (shares)					9					5	38	51